OTHER EQUITY INSTRUMENTS - Schedule of Other Equity Instruments (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
At 1 January	£ 4,268	£ 5,935			£ 4,865
Issued in the year:
Notes issued	0	1,550			1,070
Repurchases and redemptions during the year		(3,226)
Profit attributable to other equity holders	241	344			417
Distributions on other equity instruments	(241)	(344)			(417)
At 31 December	4,268	4,268			5,935
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	0	500			0
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Sterling notes, nominal
Issued in the year:
Notes issued	500
£750 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	0	750			0
£750 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Sterling notes, nominal
Issued in the year:
Notes issued	750
£300 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	0	300			0
£300 million Floating Rate Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Sterling notes, nominal
Issued in the year:
Notes issued	300
US$500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	0	0			383
US$500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | USD notes, nominal
Issued in the year:
Notes issued | $			$ 500
€750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
Issued in the year:
Notes issued	0	0			687
€750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities | Euro notes, nominal
Issued in the year:
Notes issued | €				€ 750
US D1500 million fixed rate reset additional tier 1 perpetual subordinated permanent write down securities
Issued in the year:
Repurchases and redemptions during the year	£ 0	£ (3,217)			£ 0